Impairment - Summary of Significant Assumptions Used in Calculation of Recoverable Amount (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of Range [member]
Statement [Line Items]
Pre tax discount rate	9.90%
Top of Range [member]
Statement [Line Items]
Pre tax discount rate	13.90%